Condensed Consolidated Statements of Comprehensive Income (Loss) (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Sep. 30, 2014	Sep. 30, 2013
Income Statement [Abstract]
Net income (loss)	$ (1,199,907)	$ (534,485)	$ (4,347,134)	$ 634,431	$ (1,341,409)	$ 3,814,137
Foreign currency translation adjustment	(536,322)	44,587	1,149,329	(123,695)	502,128	(931,565)
Comprehensive income (loss)	$ (1,736,229)	$ (489,898)	$ (3,197,805)	$ 510,736	$ (839,281)	$ 2,882,572